Lease liabilities	6 Months Ended
Jun. 30, 2023
Lease liabilities.
Lease liabilities

17.Lease liabilities

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Current lease liability	5,167	—	—
Non-current lease liability	11,080	—	—
	16,247	—	—

Sale and leaseback of underground equipment

During the period ended 30 June 2023, in connection with the Acquisition, the Group entered into a sale and leaseback arrangement for certain underground equipment for total proceeds of $16,564 thousand. The equipment will continue to be used over the 3-year lease term. As a result of the sale and leaseback transaction, the Group recognised a lease liability and a corresponding right-of-use asset in the amount of $15,733 thousand. As total proceeds from the sale of the equipment exceeded the fair value of the equipment at the time of sale, the transaction included a financing arrangement and the Group recognised a financial liability in the amount of $609 thousand (Refer Note 20).

17.Lease liabilities (continued)

Amounts recognised in consolidated statement of profit or loss and other comprehensive income

	30 June	30 June
US$ thousand	2023	2022
Interest on lease liabilities	41	—
Depreciation on ROU assets	131	—
	172	—

Amounts recognised in statement of cashflows

	30 June	30 June
US$ thousand	2023	2022
Cash outflow from operating activities
Payment for interest on lease liabilities	41	—

Cash outflow from financing activities
Payment for lease liabilities	29	—
Total cash outflow for leases	70	—

Leases reconciliation

US$ thousand
Balance at 1 January 2023	—

Additions to ROU assets	15,733
Additions from acquisition of subsidiary	504

Changes from financing activities:
Repayment of lease liabilities	(29)

Other changes:
Interest expense	41
Foreign exchange movements	(2)

Balance at 30 June 2023	16,247